SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31,
	2018 and 2017	2018	2017*)
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	2,028,552	2,028,552

Ordinary shares of par value NIS 3.0 each amount in US$		397,056	397,056

*)	Respectively adjusted to reflect reverse split of shares.

b.	Stock Option Plan:

The Company’s 2018 Share Incentive Plan (the "Plan") authorized the grant of options to purchase shares and restricted shares unites (“RSUs”) to officers, employees, directors and consultants of the Company and its Subsidiaries. Awards granted under the Plan to participants in various jurisdictions may be subject to specific terms and conditions for such grants as may be approved by the Company’s board from time to time.

Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option or the expiration dates of the option plan. The options primarily vest gradually over four years of employment.

During July 2018 the Company granted 60,857 options to the Company’s CEO to acquire 60,857 Ordinary shares under the Plan. The total fair value of the options granted was $183 to be recognized over four years vesting period. The stock-based compensation expense related to employees' equity-based awards, recognized during 2018 was $56.

A summary of employee option activity under the Plan as of December 31, 2018 and changes during the year ended December 31, 2018 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2018	-	-	-	-
Granted	60,857	4.17

Outstanding at December 31, 2018	60,857	4.17	114	-

Exercisable at December 31, 2018	-	-	-	-

The weighted-average grant-date fair value of options granted during the years ended December 31, 2018 were $ 4.17. No options were granted in 2017 and 2016. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2018 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. As of December 31, 2018, there was approximately $ 127 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. This cost is expected to be recognized over a period of up to 3.5 years.

The options outstanding as of December 31, 2018 are follows:

Number of options outstanding as of December 31, 2018	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2018
		(In months)

60,857	4.17	114	-